Other operating expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other operating income and expense
Rentals		R 1,845	R 1,497
Short-term lease expense	R 525
Insurance	681	514	432
Computer costs	2,469	2,155	2,042
Hired labour	844	786	838
Audit remuneration	144	97	88
Derivative losses (including foreign exchange contracts)	6,997	2,465	3,927
Professional fees	2,067	2,226	1,971
Enablement of digital and continuous improvement initiatives	333	454	409
Other	1,734	1,772	1,562
Changes in rehabilitation provisions	(2,078)	1,096	(804)
Other expenses	10,631	9,880	6,724
Other operating income	(1,446)	(1,363)	(1,410)
Total other operating expenses and income	20,834	19,701	15,305
Changes in rehabilitation provisions due to change in discount rates	(1,300)	R 688	R (803)
LCCP
Other operating income and expense
Audit remuneration	32
Oxygen train 17
Other operating income and expense
Other expenses	586
US Dollar derivative
Other operating income and expense
Derivative losses (including foreign exchange contracts)	1,562
Foreign exchange zero cost collars
Other operating income and expense
Derivative losses (including foreign exchange contracts)	R 4,298